Investments - Summary of Financial Assets for General Account Excluding Derivatives (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
AFS	€ 81,894	€ 99,884
Fair value through profit or loss	7,537	8,481
Loans	48,515	46,823
Total	137,947	155,188
Shares [member]
Disclosure of financial assets [line items]
AFS	246	350
Fair value through profit or loss	1,768	1,665
Loans	0	0
Total	2,014	2,015
Debt securities [member]
Disclosure of financial assets [line items]
AFS	75,769	93,899
Fair value through profit or loss	1,735	3,296
Loans	0	0
Total	77,503	97,195
Money market and other short-term investments [member]
Disclosure of financial assets [line items]
AFS	4,944	4,790
Fair value through profit or loss	96	120
Loans	0	0
Total	5,040	4,910
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
AFS	0	0
Fair value through profit or loss	0	0
Loans	41,599	39,991
Total	41,599	39,991
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
AFS	0	0
Fair value through profit or loss	0	0
Loans	4,814	4,883
Total	4,814	4,883
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
AFS	0	0
Fair value through profit or loss	0	0
Loans	46	52
Total	46	52
Policy loans [member]
Disclosure of financial assets [line items]
AFS	0	0
Fair value through profit or loss	0	0
Loans	2,053	1,893
Total	2,053	1,893
Other [member]
Disclosure of financial assets [line items]
AFS	935	844
Fair value through profit or loss	3,939	3,401
Loans	3	3
Total	€ 4,877	€ 4,248